Segment Information	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Segment Information
7.
Segment information

The Company’s reportable segments are organized by business line and are comprised of four reportable segments: liquor retail, cannabis retail, cannabis operations, and investments.

Liquor retail includes the sale of wines, beers and spirits through owned liquor stores. Cannabis retail includes the private sale of adult-use cannabis through owned and franchise retail cannabis stores. Cannabis operations include the cultivation, distribution and sale of cannabis for the adult-use and medical markets domestically and for export, and providing proprietary cannabis processing services, in addition to product development, manufacturing, and commercialization of cannabis consumer packaged goods. Investments include the deployment of capital to investment opportunities. Certain overhead expenses not directly attributable to any operating segment are reported as “Corporate”.

	Liquor Retail	Cannabis Retail (1)	Cannabis Operations (2)	Investments (3)	Corporate	Total
As at December 31, 2023
Total assets	320,239	206,988	208,295	717,751	19,891	1,473,164
Year ended December 31, 2023
Net revenue (4)	578,895	289,980	87,071	—	(46,940)	909,006
Gross profit	137,286	73,690	(20,561)	—	—	190,415
Operating income (loss)	24,630	4,919	(112,445)	11,746	(91,668)	(162,818)
Earnings (loss) before income tax	19,190	1,310	(112,159)	8,429	(88,786)	(172,016)
(1)
Cannabis retail includes the operations of Superette for the period February 8, 2023 to December 31, 2023 (note 5(d)).
(2)
Cannabis operations includes the operations of Valens for the period January 18, 2023 to December 31, 2023 (note 5(c)).
(3)
Total assets include cash and cash equivalents.
(4)
The Company has eliminated $46.9 million of cannabis operations revenue and equal cost of sales associated with sales to provincial boards that are expected to be subsequently repurchased by the Company’s licensed retailer subsidiaries for resale, at which point the full retail sales revenue will be recognized. The elimination was recorded in the Corporate segment.

	Liquor Retail (1)	Cannabis Retail (1)	Cannabis Operations (2)	Investments (3)	Corporate	Total
As at December 31, 2022
Total assets	351,338	200,393	163,130	825,151	19,338	1,559,350
Year ended December 31, 2022
Net revenue	462,180	205,610	44,407	—	—	712,197
Gross profit	106,307	47,334	(13,266)	—	—	140,375
Operating income (loss)	20,619	(180,956)	(29,372)	(91,275)	(66,790)	(347,774)
Earnings (loss) before income tax	17,726	(183,055)	(29,618)	(127,362)	(57,461)	(379,770)
(1)
Liquor retail includes operations of Alcanna retail stores for the period March 31, 2022 to December 31, 2022, and cannabis retail includes operations of Nova retail stores for the period March 31, 2022 to December 31, 2022 (note 5(a)).
(2)
Cannabis operations includes the operations of Zenabis for the period November 1, 2022 to December 31, 2022 (note 5(b)).
(3)
Total assets include cash and cash equivalents.

Geographical disclosure

As at December 31, 2023, the Company had non-current assets related to investment credit operations in the United States of $538.3 million (December 31, 2022 — $519.3 million). For the year ended December 31, 2023, share of profit of equity-accounted investees related to investment credit operations in the United States was a gain of $6.8 million (year ended December 31, 2022 — loss of $43.0 million). All other non-current assets relate to operations in Canada and revenues from external customers relate to operations in Canada.